License Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2007
Intangible assets, net
Intangible assets, net	$ 94	$ 108
SARM License Agreement
Intangible assets, net
One-time up-front fee			$ 290
Intangible assets, net	$ 94	$ 108